Note 7 - Change in Fair Value of Digital Assets Held, Net - Details of Change in Fair Value of Digital Assets Held, Net (Details) - Digital assets [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Changes in fair value	$ (674,968)	$ 207,043	$ 1,351,832
Digital assets loan payable [member]
Statement Line Items [Line Items]
Changes in fair value	15	(14,449)	(1,102)
Digital asset inventories [member]
Statement Line Items [Line Items]
Change in fair value of digital asset inventories, arising from purchase of digital assets on the Exchange	244,587,454	250,218,679
Changes in fair value	(208,577)	130,733	1,238,819
Digital asset inventories [member] | On the exchange [member]
Statement Line Items [Line Items]
Change in fair value of digital asset inventories, arising from purchase of digital assets on the Exchange	56,031	71,685	60,605
Digital asset loans and receivables [member]
Statement Line Items [Line Items]
Changes in fair value	(24,994)	43,675	53,510
Intangible assets other than goodwill [member]
Statement Line Items [Line Items]
Change in fair value of digital asset inventories, arising from purchase of digital assets on the Exchange	103,538,787	5,606,967
Impairment losses of digital asset held - intangible assets	$ (497,443)	$ (24,601)	$ 0